ZERO COUPON 2015 FUND
RISK/RETURN
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2015 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2015 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.56%	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ZERO COUPON 2015 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	57	180	313	702
ADVISOR CLASS	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2015 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2015, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2002): 15.81% Lowest Performance Quarter (2Q 2004): -6.22%
Average Annual Total Returns For the calendar year ended December 31, 2011
Average Annual Total Returns ZERO COUPON 2015 FUND	1 Year	5 Years	10 Years
INVESTOR CLASS	7.52%	7.56%	7.80%
INVESTOR CLASS After Taxes on Distributions	6.11%	5.86%	5.93%
INVESTOR CLASS After Taxes on Distributions and Sales	4.99%	5.61%	5.74%
ADVISOR CLASS	7.24%	7.29%	7.53%
11/15/2015 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	7.77%	8.19%	8.24%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	29.06%	10.90%	8.89%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2020 FUND
RISK/RETURN
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2020 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2020 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.56%	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ZERO COUPON 2020 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	57	180	313	702
ADVISOR CLASS	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2020 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2020, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2002): 17.75% Lowest Performance Quarter (2Q 2004): -7.29%
Average Annual Total Returns For the calendar year ended December 31, 2011
Average Annual Total Returns ZERO COUPON 2020 FUND	1 Year	5 Years	10 Years
INVESTOR CLASS	19.51%	9.80%	9.56%
INVESTOR CLASS After Taxes on Distributions	18.29%	7.88%	7.35%
INVESTOR CLASS After Taxes on Distributions and Sales	12.69%	7.44%	7.10%
ADVISOR CLASS	19.20%	9.52%	9.29%
11/15/2020 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	20.66%	10.91%	10.15%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	29.06%	10.90%	8.89%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2025 FUND
RISK/RETURN
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ZERO COUPON 2025 FUND (USD $)	INVESTOR CLASS	ADVISOR CLASS
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZERO COUPON 2025 FUND	INVESTOR CLASS	ADVISOR CLASS
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.56%	0.81%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ZERO COUPON 2025 FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	57	180	313	702
ADVISOR CLASS	83	259	450	1,002

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2025 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Principal Risks
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2025, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2011): 24.74% Lowest Performance Quarter (4Q 2010): -10.90%
Average Annual Total Returns For the calendar year ended December 31, 2011
Average Annual Total Returns ZERO COUPON 2025 FUND	1 Year	5 Years	10 Years
INVESTOR CLASS	30.35%	10.41%	10.25%
INVESTOR CLASS After Taxes on Distributions	28.80%	8.41%	7.84%
INVESTOR CLASS After Taxes on Distributions and Sales	19.85%	7.88%	7.61%
ADVISOR CLASS	30.01%	10.12%	9.97%
11/15/2025 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	32.02%	11.90%	11.00%
BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	29.06%	10.90%	8.89%

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY TARGET MATURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000757928
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
ZERO COUPON 2015 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2015 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2015, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2002): 15.81% Lowest Performance Quarter (2Q 2004): -6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2015 FUND | 11/15/2015 STRIPS Issue (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	8.24%
ZERO COUPON 2015 FUND | BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.06%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	8.89%
ZERO COUPON 2015 FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	702
Annual Return 2002	rr_AnnualReturn2002	21.24%
Annual Return 2003	rr_AnnualReturn2003	3.93%
Annual Return 2004	rr_AnnualReturn2004	9.09%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	2.19%
Annual Return 2007	rr_AnnualReturn2007	10.09%
Annual Return 2008	rr_AnnualReturn2008	12.77%
Annual Return 2009	rr_AnnualReturn2009	(0.91%)
Annual Return 2010	rr_AnnualReturn2010	8.85%
Annual Return 2011	rr_AnnualReturn2011	7.52%
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	7.56%
10 Years	rr_AverageAnnualReturnYear10	7.80%
ZERO COUPON 2015 FUND | INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	5.93%
ZERO COUPON 2015 FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	5.74%
ZERO COUPON 2015 FUND | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	7.53%
ZERO COUPON 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2020 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2020, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2002): 17.75% Lowest Performance Quarter (2Q 2004): -7.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2020 FUND | 11/15/2020 STRIPS Issue (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.66%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	10.15%
ZERO COUPON 2020 FUND | BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.06%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	8.89%
ZERO COUPON 2020 FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	702
Annual Return 2002	rr_AnnualReturn2002	21.45%
Annual Return 2003	rr_AnnualReturn2003	3.48%
Annual Return 2004	rr_AnnualReturn2004	12.44%
Annual Return 2005	rr_AnnualReturn2005	10.29%
Annual Return 2006	rr_AnnualReturn2006	0.25%
Annual Return 2007	rr_AnnualReturn2007	9.55%
Annual Return 2008	rr_AnnualReturn2008	16.96%
Annual Return 2009	rr_AnnualReturn2009	(7.42%)
Annual Return 2010	rr_AnnualReturn2010	12.58%
Annual Return 2011	rr_AnnualReturn2011	19.51%
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	9.56%
ZERO COUPON 2020 FUND | INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.29%
5 Years	rr_AverageAnnualReturnYear05	7.88%
10 Years	rr_AverageAnnualReturnYear10	7.35%
ZERO COUPON 2020 FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.69%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	7.10%
ZERO COUPON 2020 FUND | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	9.29%
ZERO COUPON 2025 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund will invest at least 80% of the value of its assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2025 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2025, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2011): 24.74% Lowest Performance Quarter (4Q 2010): -10.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

ZERO COUPON 2025 FUND | 11/15/2025 STRIPS Issue (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.02%
5 Years	rr_AverageAnnualReturnYear05	11.90%
10 Years	rr_AverageAnnualReturnYear10	11.00%
ZERO COUPON 2025 FUND | BofA Merrill Lynch 10+ Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.06%
5 Years	rr_AverageAnnualReturnYear05	10.90%
10 Years	rr_AverageAnnualReturnYear10	8.89%
ZERO COUPON 2025 FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	702
Annual Return 2002	rr_AnnualReturn2002	20.48%
Annual Return 2003	rr_AnnualReturn2003	2.03%
Annual Return 2004	rr_AnnualReturn2004	16.38%
Annual Return 2005	rr_AnnualReturn2005	14.49%
Annual Return 2006	rr_AnnualReturn2006	(1.21%)
Annual Return 2007	rr_AnnualReturn2007	9.43%
Annual Return 2008	rr_AnnualReturn2008	26.50%
Annual Return 2009	rr_AnnualReturn2009	(20.96%)
Annual Return 2010	rr_AnnualReturn2010	15.05%
Annual Return 2011	rr_AnnualReturn2011	30.35%
1 Year	rr_AverageAnnualReturnYear01	30.35%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	10.25%
ZERO COUPON 2025 FUND | INVESTOR CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.80%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	7.84%
ZERO COUPON 2025 FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.85%
5 Years	rr_AverageAnnualReturnYear05	7.88%
10 Years	rr_AverageAnnualReturnYear10	7.61%
ZERO COUPON 2025 FUND | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	30.01%
5 Years	rr_AverageAnnualReturnYear05	10.12%
10 Years	rr_AverageAnnualReturnYear10	9.97%